UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22107

SEI Structured Credit Fund, LP

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Brian Vrabel

c/o SEI Investments Management Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 676-3842

Date of fiscal year end: December 31, 2017

Date of reporting period: September 30, 2017

Item 1.	Schedule of Investments

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2017

Description	Par Value	Fair Value

ASSET-BACKED SECURITIES (A) — 97.2%

CANADA — 3.8%
Callidus ABL Corporation CLO, Ser 2016-1A, Cl A
3.990%, 12/07/21	$46,898,288	$46,898,288
Callidus ABL Corporation CLO, Ser 2016-1A, Cl B
5.430%, 12/07/21	11,500,000	11,500,000
Callidus ABL Corporation CLO, Ser 2016-1A, Cl C
6.790%, 12/07/21	7,000,000	7,000,000
Callidus ABL Corporation CLO, Ser 2016-1A, Cl D
9.290%, 12/07/21	5,250,000	5,250,000

		70,648,288

CAYMAN ISLANDS — 25.5%
Battalion CLO XI, Ser 2017-11A, Cl E
7.364%, VAR ICE LIBOR USD 3 Month+5.980%, 10/24/29 (B)	2,700,000	2,568,375
Battalion CLO XI, Ser 2017-11A, Cl SUB
10/24/29 (B)(C)	38,324,300	33,533,763
Benefit Street Partners CLO, Ser 2015-VII, Cl SUB
07/18/27 (C)	36,750,000	26,283,600
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
07/20/29 (B)(C)	21,904,000	12,485,280
Benefit Street Partners CLO III, Ser 2017-IIIA, Cl DR
5.207%, VAR ICE LIBOR USD 3 Month+6.600%, 07/20/29 (B)	5,000,000	4,800,000
Benefit Street Partners CLO IV
07/20/26 (B)(C)	21,676,000	13,482,472
Benefit Street Partners CLO V
10/20/26 (B)(C)	19,200,000	10,752,000
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB
10/18/29 (B)(C)	36,203,000	28,962,400
Benefit Street Partners CLO VI, Ser 2017-VIA, Cl DR
7.874%, VAR ICE LIBOR USD 3 Month+6.520%, 10/18/29 (B)	16,754,000	16,420,595
Benefit Street Partners CLO VIII
(B)(C)	36,680,000	30,077,600
Benefit Street Partners CLO IX
07/20/25 (B)(C)	20,640,000	17,544,000
Benefit Street Partners CLO XII, Ser 2017-12A, Cl D
7.757%, VAR ICE LIBOR USD 3 Month+6.410%, 10/15/30 (B)	9,425,000	9,212,938
Benefit Street Partners CLO XII, Ser 2017-12A, Cl SUB
10/15/30 (B)(C)	40,364,000	35,443,628
Benefit Street Partners CLO XII Warehouse Note
(C)	40,000,000	39,920,000
Elevation CLO, Ser 2014-2A, Cl F
03/12/26 (B)(C)	4,000,000	3,588,000
Elevation CLO, Ser 2014-2A, Cl SUB
10/15/29 (B)(C)	11,000,000	4,950,000
Figueroa CLO, Ser 2013-2A, Cl DR
8.825%, 06/20/27	8,250,000	8,291,250
Fortress Credit Opportunities CLO, Ser 2015-6A, Cl D
6.317%, VAR ICE LIBOR USD 3 Month+5.000%, 10/10/26 (B)	2,000,000	2,013,000
Fortress Credit Opportunities CLO, Ser 2015-6A, Cl F
8.067%, VAR ICE LIBOR USD 3 Month+6.750%, 10/10/26 (B)	8,300,000	8,280,910
Freidbergmilstein Private Capital Fund
01/15/19 (B)(C)	1,000,000	—
Great Lakes CLO, Ser 2014-1A, Cl F
7.304%, VAR ICE LIBOR USD 3 Month+6.000%, 04/15/25 (B)	7,750,000	7,750,000
Great Lakes CLO, Ser 2014-1A, Cl SUB
10/15/29 (B)(C)	24,200,000	15,004,000
Ivy Hill Middle Market Credit Fund, Ser 2017-7A, Cl SUB
10/20/29 (B)(C)	24,552,000	18,168,480
Neuberger Berman CLO, Ser 2017-24A, Cl INC
04/19/30 (B)(C)	15,000,000	13,200,000

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited) (continued)

September 30, 2017

Description	Par Value	Fair Value
Neuberger Berman CLO XV, Ser 2013-15A, Cl FR
9.839%, VAR ICE LIBOR USD 3 Month+8.480%, 10/15/29 (B)	$4,200,000	$3,990,000
OCP CLO, Ser 2017-13A, Cl SUB
07/15/30 (B)(C)	11,500,000	10,695,000
OCP CLO, Ser 2017-6A, Cl DR
7.983%, VAR ICE LIBOR USD 3 Month+6.520%, 10/17/30 (B)	12,000,000	11,400,000
OCP CLO, Ser 2017-6A, Cl ER
9.423%, VAR ICE LIBOR USD 3 Month+8.060%, 10/17/30 (B)	10,800,000	9,720,000
TCW CLO, Ser 2017-1A, Cl SUB
07/29/29 (B)(C)	26,999,000	24,002,111
Venture CDO, Ser 2012-11A, Cl SUB
11/14/22 (B)(C)	14,700,000	588,000
Venture CLO, Ser 2017-28AA, Cl SUB
10/20/29 (B)(C)	25,000,000	22,000,000
Venture XIV CLO, Ser 2013-14A, Cl SFN
08/28/29 (B)(C)	1,338,889	575,722
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
07/20/30 (B)(C)	27,438,000	25,105,770

		470,808,894

IRELAND — 59.3%
ABPCI Direct Lending Fund CLO I, Ser 2016-1A, Cl B
7.283%, VAR ICE LIBOR USD 3 Month+5.920%, 12/22/28 (B)	15,850,000	16,089,335
Arch Street CLO, Ser 2016-2A, Cl E
8.313%, VAR ICE LIBOR USD 3 Month+6.950%, 10/20/28 (B)	17,000,000	16,998,300
B&M CLO, Ser 2014-1A, Cl D
6.109%, VAR ICE LIBOR USD 3 Month+4.750%, 04/16/26 (B)	5,417,000	5,214,946
B&M CLO, Ser 2014-1A, Cl E
7.109%, VAR ICE LIBOR USD 3 Month+5.750%, 04/16/26 (B)	5,250,000	4,564,350
Battalion CLO, Ser 2012-3A, Cl SUB
01/18/25 (B)(C)	39,200,000	9,447,200
Battalion CLO, Ser 2013-4A, Cl SUB
10/22/25 (B)(C)	31,800,000	8,268,000
Battalion CLO, Ser 2014-5A, Cl SUB
04/17/26 (B)(C)	33,031,000	12,882,090
Battalion CLO V, Ser 2014-5A, Cl E
6.853%, VAR ICE LIBOR USD 3 Month+5.500%, 04/17/26 (B)	11,000,000	9,130,000
Battalion CLO VII, Ser 2014-7A, Cl SUB
10/17/26 (B)(C)	11,375,000	5,346,250
Battalion CLO VII, Ser 2017-8A, Cl D1R
8.354%, VAR ICE LIBOR USD 3 Month+7.000%, 07/18/30 (B)	23,994,000	23,994,000
Battalion CLO VIII, Ser 2015-8A, Cl SUB
04/18/30 (B)(C)	23,307,000	16,431,435
Battalion CLO X, Ser 2016-10A, Cl SUB
01/24/29 (B)(C)	25,270,000	21,479,500
Benefit Street Partners CLO I, Ser 2012-IA, Cl SUB
10/15/23 (B)(C)	8,650,000	5,709,000
Benefit Street Partners CLO II, Ser 2013-IIA, Cl SUB
07/15/24 (B)(C)	23,450,000	16,884,000
Benefit Street Partners CLO II, Ser 2017-IIA, Cl DR
7.909%, VAR ICE LIBOR USD 3 Month+6.550%, 07/15/29 (B)	10,000,000	9,720,000
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
01/15/29 (B)(C)	35,364,000	31,191,048
Carlyle Global Market Strategies CLO, Ser 2012-1A, Cl SUB
04/20/22 (B)(C)	1,400,000	21,000
Carlyle Global Market Strategies CLO, Ser 2014-3A, Cl SUB
07/27/26 (B)(C)	9,100,000	6,734,000
Cathedral Lake CLO, Ser 2015-2A, Cl E2R
8.554%, VAR ICE LIBOR USD 3 Month+7.250%, 07/16/29 (B)	4,500,000	4,511,250
Cathedral Lake CLO, Ser 2015-3A, Cl ER
8.254%, VAR ICE LIBOR USD 3 Month+6.950%, 07/16/29 (B)	8,250,000	8,270,625
Cathedral Lake CLO III, Ser 2015-3A, Cl SUB
01/15/26 (B)(C)	13,125,000	11,221,875

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited) (continued)

September 30, 2017

Description	Par Value	Fair Value
Cerberus Loan Funding XVI, Ser 2016-2A, Cl E
8.359%, VAR ICE LIBOR USD 3 Month+7.000%, 11/15/27 (B)	$10,500,000	$10,606,050
Cerberus Loan Funding XVIII, Ser 2017-1A, Cl E
8.054%, VAR ICE LIBOR USD 3 Month+6.750%, 04/15/27 (B)	18,000,000	17,637,120
Cerberus Onshore II CLO, Ser 2016-1A, Cl A1T
3.509%, VAR ICE LIBOR USD 3 Month+2.150%, 09/07/26 (B)	5,680,707	5,700,021
Cerberus Onshore II CLO, Ser 2016-1A, Cl E
8.559%, VAR ICE LIBOR USD 3 Month+7.200%, 09/07/26 (B)	12,500,000	12,498,750
CIFC Funding, Ser 2012-2A, Cl SUB
12/05/24 (B)(C)	11,899,000	5,949,500
CVP Cascade CLO, Ser 2014-2A, Cl D
6.104%, VAR ICE LIBOR USD 3 Month+4.800%, 07/18/26 (B)	2,462,000	2,277,350
CVP Cascade CLO, Ser 2014-2A, Cl E
7.104%, VAR ICE LIBOR USD 3 Month+5.800%, 07/18/26 (B)	8,000,000	6,633,600
Elevation CLO, Ser 2016-5A, Cl E
8.309%, VAR ICE LIBOR USD 3 Month+6.950%, 07/15/28 (B)	10,900,000	10,922,345
Fifth Street Senior Loan Fund, Ser 2015-1A, Cl E
8.507%, VAR ICE LIBOR USD 3 Month+7.200%, 01/20/27 (B)	9,000,000	8,914,500
Fifth Street Senior Loan Fund, Ser 2015-2A, Cl D
8.611%, VAR ICE LIBOR USD 3 Month+7.300%, 09/29/27 (B)	19,050,000	18,225,135
Fifth Street Senior Loan Fund, Ser 2015-2A, Cl SUB
09/29/27 (B)(C)	34,362,000	23,321,489
Figueroa CLO, Ser 2013-1I
03/21/24 (C)	17,500,000	5,271,000
Figueroa CLO, Ser 2013-2A
06/20/27 (B)(C)	12,967,000	5,754,755
Fortress Credit Opportunities CLO, Ser 2014-5A, Cl F
8.054%, VAR ICE LIBOR USD 3 Month+6.750%, 10/15/26 (B)	9,000,000	8,928,000
Garrison Funding, Ser 2016-2A, Cl A1T
3.516%, VAR ICE LIBOR USD 3 Month+2.200%, 09/29/27 (B)	18,252,000	18,387,065
Garrison Funding, Ser 2016-2A, Cl C
7.316%, VAR ICE LIBOR USD 3 Month+6.000%, 09/29/27 (B)	9,466,000	9,618,403
Golub Capital Partners CLO, Ser 2017-35A, Cl E
7.802%, VAR ICE LIBOR USD 3 Month+6.500%, 07/20/29 (B)	13,575,000	13,201,687
Great Lakes CLO, Ser 2012-1A, Cl E
6.804%, VAR ICE LIBOR USD 3 Month+5.500%, 01/15/23 (B)	12,897,000	12,768,030
Great Lakes CLO, Ser 2012-1A, Cl SUB
01/15/23 (B)(C)	21,336,000	13,655,040
Great Lakes CLO, Ser 2015-1A, Cl E
8.004%, VAR ICE LIBOR USD 3 Month+6.700% 07/15/26 (B)	15,750,000	15,513,750
Great Lakes CLO, Ser 2015-1A, Cl F
8.804%, VAR ICE LIBOR USD 3 Month+7.500% 07/15/26 (B)	7,175,000	6,314,000
Great Lakes CLO, Ser 2015-1A, Cl SUB
07/15/26 (B)(C)	22,855,000	15,769,950
ICE Global Credit CLO, Ser 2013-1A, Cl B1
4.050%, 04/20/24 (B)	34,500,000	33,870,375
ICE Global Credit CLO, Ser 2013-1A, Cl C1
4.750%, 04/20/24 (B)	24,500,000	22,919,750
ICE Global Credit CLO, Ser 2013-1A, Cl D
5.650%, 04/20/24 (B)	15,000,000	14,550,000
ICE Global Credit CLO, Ser 2013-1A, Cl INC
04/20/24 (B)(C)	12,500,000	4,750,000
Ivy Hill Middle Market Credit Fund, Ser 2017-12A, Cl D
8.873%, VAR ICE LIBOR USD 3 Month+7.560%, 07/20/29 (B)	20,790,000	20,663,181
IVY Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
07/20/29 (B)(C)	4,200,000	4,200,000
JFIN CLO, Ser 2015-2A, Cl E
8.353%, VAR ICE LIBOR USD 3 Month+7.000%, 10/19/26 (B)	9,375,000	9,351,562
JFIN CLO, Ser 2017-1A, Cl C
4.165%, VAR ICE LIBOR USD 3 Month+2.800%, 04/24/29 (B)	3,265,000	3,269,081
JFIN CLO, Ser 2017-1A, Cl D
4.965%, VAR ICE LIBOR USD 3 Month+3.600%, 04/24/29 (B)	5,485,000	5,457,575

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited) (continued)

September 30, 2017

Description	Par Value	Fair Value
JFIN CLO, Ser 2017-1A, Cl E
7.715%, VAR ICE LIBOR USD 3 Month+6.350%, 04/24/29 (B)	$10,500,000	$10,027,500
JFIN MM CLO, Ser 2014-1A, Cl C
4.023%, VAR ICE LIBOR USD 3 Month+2.660%, 04/20/25 (B)	2,187,500	2,187,500
JFIN MM CLO, Ser 2014-1A, Cl D
4.713%, VAR ICE LIBOR USD 3 Month+3.350%, 04/20/25 (B)	14,990,000	14,915,050
JFIN MM CLO, Ser 2014-1A, Cl E
7.807%, VAR ICE LIBOR USD 3 Month+6.500%, 04/20/25 (B)	12,500,000	12,375,000
JFIN Revolver CLO, Ser 2014-2A, Cl C
4.066%, VAR ICE LIBOR USD 3 Month+2.750%, 02/20/22 (B)	4,500,000	4,500,000
JFIN Revolver CLO, Ser 2017-5A, Cl B
5.300%, 04/20/24 (B)	19,000,000	19,000,000
JFIN Revolver CLO, Ser 2017-5A, Cl C
7.150%, 04/20/24 (B)	14,500,000	14,500,000
Lockwood Grove CLO, Ser 2014-1A, Cl ER
9.064%, VAR ICE LIBOR USD 3 Month+7.750%, 04/25/25 (B)	15,000,000	15,150,000
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
01/25/24 (B)(C)	25,988,000	18,061,660
MidOcean Credit CLO I, Ser 2012-1A, Cl DR
9.729%, VAR ICE LIBOR USD 3 Month+8.370%, 01/15/24 (B)	3,800,000	3,825,118
Monroe Capital MML CLO, Ser 2016-1A, Cl E
10.363%, VAR ICE LIBOR USD 3 Month+9.000%, 07/22/28 (B)	10,000,000	10,086,700
Nelder Grove CLO, Ser 2014-1A, Cl ER
8.011%, VAR ICE LIBOR USD 3 Month+6.700%, 08/28/26 (B)	9,000,000	8,955,000
Neuberger Berman CLO XIII, Ser 2012-13A, Cl SUB
01/23/24 (B)(C)	4,274,000	53,425
Neuberger Berman CLO XV, Ser 2013-15A, Cl SUB
10/15/25 (B)(C)	19,868,600	10,331,672
Neuberger Berman CLO XVI, Ser 2014-16A, Cl SFN
04/15/26 (B)(C)	1,995,000	368,457
Neuberger Berman CLO XVI, Ser 2014-16A, Cl SUB
04/15/26 (B)(C)	29,925,000	12,718,125
Neuberger Berman CLO XVII, Ser 2014-17A, Cl SUB
04/22/29 (B)(C)	5,900,000	3,776,000
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
10/17/27 (B)(C)	26,625,000	19,702,500
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUBF
10/17/27 (B)(C)	818,231	630,038
NewStar Arlington Senior Loan Program, Ser 2014-1A, Cl E
7.414%, VAR ICE LIBOR USD 3 Month+6.100%, 07/25/25 (B)	15,000,000	14,073,000
NewStar Berkeley Fund CLO, Ser 2015-1A, Cl D
6.863%, VAR ICE LIBOR USD 3 Month+5.500%, 01/20/27 (B)	3,625,000	3,629,568
NewStar Berkeley Fund CLO, Ser 2016-1A, Cl D
6.414%, VAR ICE LIBOR USD 3 Month+5.100%, 10/25/28 (B)	1,666,000	1,683,243
NewStar Berkeley Fund CLO, Ser 2016-1A, Cl E
9.064%, VAR ICE LIBOR USD 3 Month+7.750%, 10/25/28 (B)	23,142,000	23,268,818
NewStar Berkeley Fund CLO, Ser 2016-1A, Cl SUB
10/25/28 (B)(C)	32,718,000	30,100,560
NewStar Clarendon Fund CLO, Ser 2014-1A, Cl E
7.364%, VAR ICE LIBOR USD 3 Month+6.050%, 01/25/27 (B)	23,726,000	22,784,790
OCP CLO, Ser 2012-2A, Cl SUB
11/22/25 (B)(C)	18,445,000	9,683,625
OCP CLO, Ser 2013-4A, Cl DR
8.135%, VAR ICE LIBOR USD 3 Month+6.770%, 04/24/29 (B)	8,000,000	7,900,000
OCP CLO, Ser 2013-4A, Cl ER
9.215%, VAR ICE LIBOR USD 3 Month+7.850%, 04/24/29 (B)	8,250,000	7,514,925
Shackleton CLO, Ser 2014-6A, Cl F
7.103%, VAR ICE LIBOR USD 3 Month+5.750%, 07/17/26 (B)	10,750,000	9,030,000
Shackleton CLO, Ser 2014-6A, Cl SUB
07/17/26 (B)(C)	23,850,000	9,778,500
TCP Waterman CLO, Ser 2016-1A, Cl B
4.770%, 12/15/28	6,000,000	6,051,000

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited) (continued)

September 30, 2017

Description	Par Value/Shares	Fair Value
TIAA Churchill Middle Market CLO, Ser 2016-1A, Cl E
9.307%, VAR ICE LIBOR USD 3 Month+8.000%, 10/20/28 (B)	$5,500,000	$5,553,515
Trinitas CLO, Ser 2016-5A, Cl E
8.714%, VAR ICE LIBOR USD 3 Month+7.400%, 10/25/28 (B)	4,000,000	4,000,000
Valhalla CLO, Ser 2004-1A, Cl EIN
08/01/20 (B)(C)	6,500,000	1,300,000
Venture CDO, Ser 2012-10A, Cl ERR
8.113%, VAR ICE LIBOR USD 3 Month+6.750%, 04/20/27 (B)	11,062,500	11,145,469
Venture CDO, Ser 2015-22A, Cl F
9.154%, VAR ICE LIBOR USD 3 Month+7.850%, 01/15/28 (B)	5,700,000	5,586,000
Venture CDO, Ser 2016-24A, Cl SUB
10/20/28 (B)(C)	27,560,000	23,977,200
Venture CDO, Ser 2016-25A, Cl E
8.563%, VAR ICE LIBOR USD 3 Month+7.200%, 04/20/29 (B)	14,250,000	14,392,500
Venture CDO, Ser 2016-25A, Cl SUB
04/20/29 (B)(C)	11,620,000	9,935,100
Venture CLO, Ser 2012-10A, Cl FRR
9.863%, VAR ICE LIBOR USD 3 Month+8.500%, 04/20/27 (B)	4,750,000	4,785,625
Venture X CDO, Ser 2012-10A, Cl SUB
04/20/27 (B)(C)	16,562,000	9,454,749
Venture XXVI CLO, Ser 2017-26A, Cl E
8.163%, VAR ICE LIBOR USD 3 Month+6.800%, 01/20/29 (B)	6,790,000	6,790,000
Venture XXVI CLO, Ser 2017-26A, Cl SUB
01/20/29 (B)(C)	14,035,000	12,210,450
Woodmont Trust, Ser 2017-1A, Cl C
5.054%, VAR ICE LIBOR USD 3 Month+3.750%, 04/18/29 (B)	13,950,000	14,126,328
Woodmont Trust, Ser 2017-1A, Cl D
6.354%, VAR ICE LIBOR USD 3 Month+5.050%, 04/18/29 (B)	7,500,000	7,572,900
Zohar CDO, Ser 2007-3A, Cl A2
1.871%, VAR ICE LIBOR USD 3 Month+0.550%, 04/15/19 (B)	90,000,000	18,225,000
Zohar CDO, Ser 2007-3A, Cl A3
2.071%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/19 (B)	56,000,000	5,600,000

		1,092,323,878

JERSEY — 1.0%
Saranac CLO I, Ser 2013-1A, Cl ER
9.017%, VAR ICE LIBOR USD 3 Month+7.700%, 07/26/29 (B)	18,000,000	18,000,000

UNITED STATES — 7.6%
Cerberus Onshore II CLO, Ser 2013-1A, Cl E
5.809%, VAR ICE LIBOR USD 3 Month+4.450%, 10/15/23 (B)	22,500,000	22,500,000
Fortress Credit Opportunities CLO, Ser 2014-3A, Cl E
7.553%, VAR ICE LIBOR USD 3 Month+6.250%, 04/28/26 (B)	13,000,000	12,603,500
Ivy Hill IV
07/03/21 (C)(D)	85,000,000	80,750,000
Neuberger Berman Loan Advisers CLO 25, Ser 2017-25A, Cl INC
10/18/29 (B)(C)	16,000,000	13,950,400
NXT Capital CLO, Ser 2012-1A, Cl E
8.807%, VAR ICE LIBOR USD 3 Month+7.500%, 07/20/22 (B)	10,286,000	10,252,159

		140,056,059

Total Asset-Backed Securities (Cost $1,697,602,784)		1,791,837,119

CASH EQUIVALENT (E)(F) — 5.3%

UNITED STATES — 5.3%
SEI Daily Income Trust Government Fund, Cl F, 0.840%	98,499,569	98,499,569

Total Cash Equivalent (Cost $98,499,569)		98,499,569

Total Investments — 102.5% (Cost $1,796,102,353)(G)		$1,890,336,688

Percentages based on Limited Partners’ Capital of $1,843,888,709.

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited) (concluded)

September 30, 2017

Transactions with affiliated funds during the period ended September 30, 2017 are as follows:

	Value of Shares Held as of 12/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Value of Shares Held as of 9/30/2017	Dividend Income
SEI Daily Income Trust Government Fund, Cl F	$103,153,532	$508,301,616	$512,955,579	$—	$98,499,569	$423,841

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

Ser — Series

VAR— Variable

(A)	Level 3 securities considered illiquid. The total value of such securities as of September 30, 2017 was $1,791,837,119 and represented 97.2% of Partners’ Capital.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended. At September 30, 2017 the market value of Rule 144A positions amounted to $1,554,621,981 or 84.3% of Limited Partners’ Capital.
(C)	Represents equity/residual tranche investments in which estimated effective yields are applied.
(D)	Securities fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of September 30, 2017 was $80,750,000 and represented 4.4% of Limited Partners’ Capital.
(E)	Rate shown is the 7-day effective yield as of September 30, 2017. (F) Investment in affiliated security.
(G)	The aggregate cost of investments for tax purposes was $1,796,102,353. Net unrealized appreciation on investments for tax purposes was $94,234,335 consisting of $222,861,369 gross unrealized appreciation and $128,627,034 of gross unrealized depreciation.

Various inputs are used in determining the fair value of investments. For more information on valuation inputs and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statement.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$—	$—	$1,791,837,119	$1,791,837,119
Cash Equivalent	98,499,569	—	—	98,499,569
Total Investments in

Securities	$98,499,569	$—	$1,791,837,119	$1,890,336,688

(1)	Of the $1,791,837,119 in Level 3 securities as of September 30, 2017, $1,711,087,119 were valued via dealer quotes.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Asset-Backed Securities
Beginning balance as of January 1, 2017	$1,573,232,320
Accrued discounts/premiums	2,323,872
Realized gain/(loss)	48,394,920
Change in unrealized appreciation/(depreciation)	49,583,407
Proceeds from Sales	(454,833,403)
Purchases	573,136,003

Ending balance as of September 30, 2017	$1,791,837,119

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$42,695,875

For the period ended September 30, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEI Structured Credit Fund, LP

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: November 29, 2017

By (Signature and Title)	/s/ Jim Hoffmayer
Jim Hoffmayer, Treasurer

Date: November 29, 2017